LEASE - Disclosure of right-of-use asset years of depreciation and the interest rates (Details)	12 Months Ended
Dec. 31, 2023
Buildings | Minimum
Disclosure Of Detailed Information About Lease [Line Items]
Years of depreciation	2 years
Interest rate	1.50%
Buildings | Maximum
Disclosure Of Detailed Information About Lease [Line Items]
Years of depreciation	4 years
Interest rate	5.00%
Technological equipment
Disclosure Of Detailed Information About Lease [Line Items]
Interest rate	3.88%
Technological equipment | Minimum
Disclosure Of Detailed Information About Lease [Line Items]
Years of depreciation	3 years
Technological equipment | Maximum
Disclosure Of Detailed Information About Lease [Line Items]
Years of depreciation	5 years